Pension and Other Benefit Programs - Plan Assets Investment Policy Ranges for Major Asset Classes (Detail)	Oct. 03, 2020
Minimum | Equity Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	30.00%
Minimum | Fixed income Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	20.00%
Minimum | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	10.00%
Minimum | Cash & Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Maximum | Equity Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	60.00%
Maximum | Fixed income Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	40.00%
Maximum | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	30.00%
Maximum | Cash & Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	10.00%